Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment
Schedule of property and equipment, net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Vehicles	30,902	11,647	1,596
Electronic equipment	4,951	4,931	676
Leasehold improvement	417	417	57
Furniture	482	481	66
Less: Accumulated depreciation	(22,117)	(8,629)	(1,183)
Total property and equipment, net	14,635	8,847	1,212